Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	NaaS Technology Inc. (the “Company”) is filing this Amendment No. 1 to Shell Company Report on Form 20-F (this “Amendment No. 1”) to amend its Shell Company Report on Form 20-F as filed with the Securities and Exchange Commission (the “SEC”) on June 16, 2022 (the “Original Filing”). This Amendment No.1 is being filed to:1.amend and restate (i) the combined financial statements of NaaS (as defined below under the section “Introduction”) as of and for the years ended December 31, 2020, and 2021, together with the notes thereto, included in the Original Filing and (ii) the pro forma condensed combined statement as of and for the year ended December 31, 2021, together with the notes thereto, included in the Original Filing (such financial statements as originally filed, the “Prior Financial Statements”); and 2.update certain disclosures in “Item 3. Key Information,” “Item 4.B. Business Overview,” “Item 5. Operating and Financial Review and Prospects,” “Item 7.B. Related Party Transactions,” “Item 8. Financial Information,” “Item 17. Financial Statements,” “Item 18. Financial Statements” and “Item 19. Exhibits” in connection with the amendment and restatement as described in paragraph 1 and/or to reflect certain developments that have occurred subsequent to June 16, 2022 and other revisions. This Amendment No.1 restates the Prior Financial Statements to correct the presentation of revenues to be consistent with our recognition and measurement policy for each class of revenues and reflects other adjustments that the Company found necessary or appropriate, including mainly the following: •revising the presentation of gross revenues, incentive to end-users and net revenues.•revising the measurement policy for revenues from membership program and full station operation.•revising to disclose all required information in accordance with IAS 1.79. •revising to disclose all required contract balances information in accordance with paragraphs 116 through 118 of IFRS 15.•reclassifying platform service fee, bandwidth expenses and server custody costs from research and development expenses to cost of revenues. •reclassifying balance sheet line items, such as reclassifying balances related to sales of charging piles from prepayments, other receivables and other assets to trade receivables, and balances related to payables to charging station from other payables and accruals to trade and bills payables, etc.•revising to recognize the share-based compensation related to the share awards granted by Newlink (as defined below) to certain of our employees, according to the evaluation of transfer pricing policies of our transfer pricing advisor, which was completed in January 2023. The Company also updated the disclosure of related party transaction accordingly.•updating IFRIC 23 provisions on corporate income tax, according to the best estimation as of respective balance sheet dates.•updating certain VAT-related balances and revising the method of estimating the recoverability of uncollected input VAT receipts (which is recorded in other receivables) and adjusting previously recognized provision accordingly.•updating discount rate to calculate interest expense on lease liabilities, based on the actual finance cost as of respective balance sheet dates.For more information on the restatement of the Prior Financial Statements, see the restated combined financial statements of NaaS as of and for the years ended December 31, 2020, and 2021, together with the notes thereto, as well as the restated pro forma condensed combined statement as of and for the year ended December 31, 2021, together with the notes thereto, included in this Amendment No. 1. In light of the restatement, readers should not rely on the Prior Financial Statements. Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Original Filing. Other than as expressly stated in this Amendment No. 1, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any part of the Original Filing or reflect any events that have occurred after the Original Filing was filed on June 16, 2022. The filing of this Amendment No. 1 should not be understood to mean that any other statements contained in the Original Filing are true and complete as of any date subsequent to June 16, 2022. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the documents filed with or furnished to the SEC by the Company subsequent to June 16, 2022, including any amendments to such documents, as information in such documents may update or supersede certain information contained in this Amendment No. 1.
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	NaaS Technology Inc.
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	true
Document Transition Report	false
Document Annual Report	false
Document Shell Company Report	true
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Securities Act File Number	001-38235
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Auditor Name	Centurion ZD CPA & Co.
Auditor Firm ID	2769
Auditor Location	Hong Kong, China
Document Shell Company Event Date	Jun. 10, 2022
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Alex Wu
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
City Area Code	86
Local Phone Number	(10) 8551 1066
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 10 Class A ordinary shares, par value US$0.01 per share
Trading Symbol	NAAS
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share
Entity Common Stock, Shares Outstanding	494,048,037
No Trading Symbol Flag	true
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	248,888,073
Class C ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,398,659,699